SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Government Subsidies [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Related party transaction amounts	[1]	$ 413,644	$ 416,914	$ 423,675
Sponsorships and Advertising Services Shenzhen Media [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Related party transaction amounts	[2]			423,675
Rental Expense [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Related party transaction amounts			16,579	610,092
Event Production Service [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Related party transaction amounts			2,622	14,687
Repayment of Government Subsidies [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Related party transaction amounts				282,450
Event Production Service One [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Related party transaction amounts			437,891
Event Production Service Two [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Related party transaction amounts			119,571
Talent Management Service Wuhan Ouyue [Member] | Wuhan Suran [Member]
Related Party Transaction [Line Items]
Related party transaction amounts	[2]	60,818	37,586
Talent Management Service Provided By Group [Member] | Wuhan Yingyi [Member]
Related Party Transaction [Line Items]
Related party transaction amounts	[2]	32,690	14,967
Talent Management Service Wuhan Lingsheng [Member] | Wuhan Lingsheng [Member]
Related Party Transaction [Line Items]
Related party transaction amounts	[2]	12,345	7,258
Services Provided by Wuhan Linyu Ecological Group Co [Member] | Wuhan Linyu Ecological Group Co [Member]
Related Party Transaction [Line Items]
Related party transaction amounts		5,187	5,489	6,758
Repayment Of Services Wuhan Linyu [Member] | Wuhan Linyu Ecological Group Co [Member]
Related Party Transaction [Line Items]
Related party transaction amounts		5,187	5,489	8,106
Interest Expenses Paid To Wuhan Linyu [Member] | Wuhan Linyu Ecological Group Co [Member]
Related Party Transaction [Line Items]
Related party transaction amounts
Prepaid Expenses Paid by the Group [Member] | Phase Two Limited [Member]
Related Party Transaction [Line Items]
Related party transaction amounts		17,151
Loan From Haoming Yu [Member] | Haoming Yu [Member]
Related Party Transaction [Line Items]
Related party transaction amounts		33,391
Collection Of Loan To Hao Ming Yu [Member] | Haoming Yu [Member]
Related Party Transaction [Line Items]
Related party transaction amounts		33,391
Sponsorships and Advertisingervices Wuhan Tourism and Sports Group [Member] | Wuhan Tourism And Sports Group [Member]
Related Party Transaction [Line Items]
Related party transaction amounts			600,898	666,156
Reality Shows Service Mario Yau Kwan Ho [Member] | Mario Yau Kwan Ho [Member]
Related Party Transaction [Line Items]
Related party transaction amounts			224,528	146,822
Repayment Of Reality Mario Yau Kwan Ho [Member] | Mario Yau Kwan Ho [Member]
Related Party Transaction [Line Items]
Related party transaction amounts			39,048	667,994
Payment To Tianjin LLP [Member] | Tianjin LLP [Member]
Related Party Transaction [Line Items]
Related party transaction amounts			62,702
Collection Of Loan To Tianjin LLP [Member] | Tianjin LLP [Member]
Related Party Transaction [Line Items]
Related party transaction amounts			278
Event Production Service Shenzhen Xingjing [Member] | Shenzhen Xingjing Weiwu Education Technology Co [Member]
Related Party Transaction [Line Items]
Related party transaction amounts	[3]		25,297	75,988
Loanto Shenzhen Xingjing Weiwu Education Technology Co [Member] | Shenzhen Xingjing Weiwu Education Technology Co [Member]
Related Party Transaction [Line Items]
Related party transaction amounts	[3]		1,042	152,304
Loan from Xingjing Culture Media [Member] | Xingjing Culture Media [Member]
Related Party Transaction [Line Items]
Related party transaction amounts				282,507
Loan Repayment To Xingjing Culture Media [Member] | Xingjing Culture Media [Member]
Related Party Transaction [Line Items]
Related party transaction amounts				3,588,153
Loan To Liwei Sun [Member] | Liwei Sun [Member]
Related Party Transaction [Line Items]
Related party transaction amounts				49,429
Liwei Sun [Member] | Collection Of Loan To Liwei Sun [Member]
Related Party Transaction [Line Items]
Related party transaction amounts				$ 49,429

[1]	The Group entered into a cooperation agreement with the related party and agreed to allocate 60% of the government subsidies received to the related party.
[2]	Wuhan Suran, Wuhan Yingyi and Wuhan Lingsheng is no longer considered related parties due to disposal of Young Will.
[3]	Beginning in 2025, Shenzhen Xingjing has become a subsidiary of the Group through consolidation and is no longer considered a related party.